Income Taxes - Summary of Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Income Tax Disclosure [Abstract]
Beginning balance	$ 5,230	$ 4,188
Charged to expense	20	140
Impact of US Tax Reform		902
Ending balance	$ 5,250	$ 5,230